Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 94,881	$ 77,991
Restricted cash		16,303	736
Investments in available-for-sale securities		222	189
Loan receivable from affiliate companies		0	24,495
Long-term receivable from affiliate company		0	5,328
Senior and ship mortgage notes		1,054,616	875,228
Long-term debt, including current portion		(193,043)	(264,498)
Loan payable to affiliate companies, including current portion		(129,227)	(130,538)
Long-term payable to affiliate companies		0	(5,000)
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		94,881	77,991
Restricted cash		16,303	736
Investments in available-for-sale securities		222	189
Loan receivable from affiliate companies	[1]	0	24,495
Long-term receivable from affiliate company		0	5,328
Senior and ship mortgage notes		(1,054,616)	(875,228)
Long-term debt, including current portion	[2]	(193,043)	(264,498)
Loan payable to affiliate companies, including current portion		(129,227)	(130,538)
Long-term payable to affiliate companies		0	(5,000)	[1]
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		94,881	77,991
Restricted cash		16,303	736
Investments in available-for-sale securities		222	189
Senior and ship mortgage notes		(1,045,990)	(866,602)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	0	24,495
Long-term receivable from affiliate company		0	5,328
Senior and ship mortgage notes		(8,626)	(8,626)
Long-term debt, including current portion	[2]	(193,043)	(264,498)
Loan payable to affiliate companies, including current portion		(129,227)	(130,538)
Long-term payable to affiliate companies		$ 0	$ (5,000)	[1]

[1]	The fair value of the Company’s loan receivable from/payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.